Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash			$ 497,259
Prepaid Expenses	43,052	81,223	600,493
Due from Sponsor	299,921
Total Current Assets	342,973	81,223	1,097,752
Prepaid expenses - noncurrent			80,170
Investments held in Trust Account	6,524,611	19,901,169	299,004,083
Total Assets	6,867,584	19,982,392	300,182,005
Current Liabilities:
Accounts Payable	584,078	152,005	180,634
Loan and Transfer note - payable	427,788	12,384
Subscription Agreement loan	4,929,475
Other Current Liabilities	298,939	238,939	122,689
Total Current Liabilities	6,240,280	403,328	303,323
Long-Term Liabilities:
Deferred Underwriting fee payable			10,812,500
Total Liabilities	6,240,280	403,328	11,115,823
COMMITMENTS AND CONTINGENCIES (Note 6)
REDEEMABLE ORDINARY SHARES
Class A ordinary shares subject to possible redemption at redemption value, $0.0001 par value, 1,803,729 and 28,750,000 shares as of December 31, 2023 and 2022, respectively	6,524,611	19,901,169	299,004,083
Stockholders Equity:
Preference shares; $0.0001 par value, 5,000,000 shares authorized, none issued or outstanding
Additional paid-in-capital	8,863,852	10,964,930
Accumulated Deficit	(14,761,878)	(11,287,754)	(9,938,620)
Total Equity	(5,897,307)	(322,105)	(9,937,901)
TOTAL LIABILITIES AND EQUITY	6,867,584	19,982,392	300,182,005
Aspire Biopharma Inc [Member]
Current Assets:
Cash	19,604	11,174	38
Prepaid Expenses	30,000	35,000	22,500
Subscriptions Receivable
Total Current Assets	49,604	46,174	22,538
Intangible Assets, net	5,009,265	4,971,007	4,895,106
Total Assets	5,058,869	5,017,181	4,917,644
Current Liabilities:
Accounts Payable	161,529	172,773	122,734
Short-term loans from shareholders	445,408	360,636	27,967
Other Current Liabilities	157,339	119,081	43,180
Total Current Liabilities	764,276	652,490	193,881
Long-Term Liabilities:
Contingent Liability (SEC)	3,852,552	3,852,552	3,852,552
Total Long-Term Liabilities	3,852,552	3,852,552	3,852,552
Total Liabilities	4,616,828	4,505,042	4,046,433
Stockholders Equity:
Common stock	221,661	221,500	221,500
Additional paid-in-capital	2,015,484	1,758,000	1,758,000
Accumulated Deficit	(1,795,104)	(1,467,361)	(1,108,290)
Total Equity	442,041	512,139	871,210
TOTAL LIABILITIES AND EQUITY	5,058,869	5,017,181	4,917,644
Related Party [Member]
Current Liabilities:
Loan and Transfer note - payable		12,384
Common Class A [Member]
Stockholders Equity:
Common stock	719	719
Common Class B [Member]
Stockholders Equity:
Common stock			$ 719